UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: September 30

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

PresidentialSM Protected Profile 2010 Fund

Schedule of Investments (Unaudited)

June 30, 2012

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES – 98.19%
Commodity Fund – 1.96%
†iShares S&P GSCI Commodity Indexed Trust	3,166	$96,373

		96,373

Equity Funds – 35.82%
iShares Russell 2000 Index Fund	3,100	246,915
iShares S&P MidCap 400 Index Fund	1,025	96,483
SPDR® S&P 500 ETF	10,416	1,419,388

		1,762,786

Fixed Income Funds – 40.49%
iShares Barclays TIPS Bond Fund	5,131	614,181
iShares Floating Rate Note Fund	948	47,428
Vanguard Mortgage-Backed Securities ETF	2,720	142,365
Vanguard Total Bond Market ETF	14,090	1,188,914

		1,992,888

International Equity Funds – 14.13%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,433	97,875

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI EAFE ETF	15,807	$499,027
Vanguard MSCI Emerging Markets ETF	2,470	98,677

		695,579

International Fixed Income Fund – 5.79%
SPDR® Barclays Capital International Treasury Bond ETF	4,815	284,759

		284,759

Total Unaffiliated Investment Companies (Cost $4,768,021)		4,832,385

SHORT-TERM INVESTMENT – 1.73%
Money Market Mutual Fund – 1.73%
Dreyfus Treasury & Agency Cash Management Fund	85,211	85,211

Total Short-Term Investment (Cost $85,211)		85,211

TOTAL VALUE OF SECURITIES – 99.92% (Cost $4,853,232)	4,917,596
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES – 0.08%	4,154

NET ASSETS APPLICABLE TO 479,643 SHARES OUTSTANDING – 100.00%	$4,921,750

†	Non income producing security.
«	Includes $17,407 cash pledged as collateral for futures contracts and foreign currency valued at $2,849 with a cost of $2,806.

The following futures contracts were outstanding at June 30, 2012: 1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	E-mini S&P 500 Index	$(197,818)	$(203,460)	9/22/12	$(5,642)
(1)	Euro Currency	(156,365)	(158,350)	9/20/12	(1,985)
(4)	Euro Stoxx 50 Index	(106,974)	(114,098)	9/25/12	(7,124)

		$(461,157)			$(14,751)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF – Exchange-Traded Fund

SPDR – Standard & Poor Depository Receipt

PresidentialSM Protected Profile 2010 Fund – 1

PresidentialSM Protected Profile 2010 Fund

Notes (Unaudited)

June 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – PresidentialSM Protected Profile 2010 Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the Exchange is open. Determination of the NAV’s of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,862,492

Aggregate unrealized appreciation	$86,011
Aggregate unrealized depreciation	(30,907)

Net unrealized appreciation	$55,104

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

PresidentialSM Protected Profile 2010 Fund – 2

PresidentialSM Protected Profile 2010 Fund

Notes (continued)

June 30, 2012

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Investment Companies	$4,832,385
Short-Term Investment	85,211

Total	$4,917,596

Futures Contracts	$(14,751)

There were no Level 3 securities at the end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside equity market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

PresidentialSM Protected Profile 2010 Fund – 3

PresidentialSM Protected Profile 2010 Fund

Notes (continued)

June 30, 2012

4. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2010 Fund – 4

PresidentialSM Protected Profile 2020 Fund

Schedule of Investments (Unaudited)

June 30, 2012

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES – 97.44%
Commodity Fund – 1.93%
†iShares S&P GSCI Commodity Indexed Trust	2,853	$86,845

		86,845

Equity Funds – 40.29%
iShares Russell 2000 Index Fund	2,801	223,100
iShares S&P MidCap 400 Index Fund	2,322	218,570
SPDR® S&P 500 ETF	10,048	1,369,241

		1,810,911

Fixed Income Funds – 32.44%
iShares Barclays TIPS Bond Fund	3,206	383,758
iShares Floating Rate Note Fund	856	42,826
Vanguard Mortgage-Backed Securities ETF	820	42,919
Vanguard Total Bond Market ETF	11,719	988,849

		1,458,352

International Equity Funds – 18.97%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,095	88,238

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI EAFE ETF	19,980	$630,769
Vanguard MSCI Emerging Markets ETF	3,341	133,473

		852,480

International Fixed Income Fund – 3.81%
SPDR® Barclays Capital International
Treasury Bond ETF	2,897	171,328

		171,328

Total Unaffiliated Investment Companies (Cost $4,309,529)		4,379,916

SHORT-TERM INVESTMENT – 2.38%
Money Market Mutual Fund – 2.38%
Dreyfus Treasury & Agency Cash Management Fund	107,033	107,033

Total Short-Term Investment (Cost $107,033)		107,033

TOTAL VALUE OF SECURITIES – 99.82% (Cost $4,416,562)	4,486,949
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES – 0.18%	7,940

NET ASSETS APPLICABLE TO 437,810 SHARES OUTSTANDING – 100.00%	$4,494,889

†	Non income producing security.
«	Includes $27,958 cash pledged as collateral for futures contracts and foreign currency valued at $4,985 with a cost of $4,917.

The following futures contracts were outstanding at June 30, 2012: 1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	E-mini S&P 500 Index	$(394,899)	$(406,920)	9/22/12	$(12,021)
(1)	Euro Currency	(156,365)	(158,350)	9/20/12	(1,985)
(7)	Euro Stoxx 50 Index	(188,855)	(199,672)	9/25/12	(10,817)

		$(740,119)			$(24,823)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF – Exchange-Traded Fund

SPDR – Standard & Poor Depository Receipt

PresidentialSM Protected Profile 2020 Fund – 1

PresidentialSM Protected Profile 2020 Fund

Notes (Unaudited)

June 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – PresidentialSM Protected Profile 2020 Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the Exchange is open. Determination of the NAV’s of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,193,638

Aggregate unrealized appreciation	$87,857
Aggregate unrealized depreciation	(32,738)

Net unrealized appreciation	$55,119

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

PresidentialSM Protected Profile 2020 Fund – 2

PresidentialSM Protected Profile 2020 Fund

Notes (continued)

June 30, 2012

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Investment Companies	$4,379,916
Short-Term Investment	107,033

Total	$4,486,949

Futures Contracts	$(24,823)

There were no Level 3 securities at the end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside equity market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

PresidentialSM Protected Profile 2020 Fund – 3

PresidentialSM Protected Profile 2020 Fund

Notes (continued)

June 30, 2012

4. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2020 Fund – 4

PresidentialSM Protected Profile 2030 Fund

Schedule of Investments (Unaudited)

June 30, 2012

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES – 96.93%
Commodity Fund – 2.87%
†iShares S&P GSCI Commodity Indexed Trust	3,092	$94,121

		94,121

Equity Funds – 42.87%
iShares Russell 2000 Index Fund	1,619	128,953
iShares S&P MidCap 400 Index Fund	1,342	126,322
SPDR® S&P 500 ETF	8,432	1,149,029

		1,404,304

Fixed Income Funds – 22.73%
iShares Barclays TIPS Bond Fund	1,030	123,291
Vanguard Total Bond Market ETF	7,360	621,037

		744,328

International Equity Funds – 23.74%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,237	63,777
Vanguard MSCI EAFE ETF	16,506	521,094

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI Emerging Markets ETF	3,221	$128,679
Vanguard Total World Stock ETF	1,403	64,131

		777,681

International Fixed Income Fund – 4.72%
SPDR® Barclays Capital International Treasury Bond ETF	2,614	154,592

		154,592

Total Unaffiliated Investment Companies (Cost $3,107,065)		3,175,026

SHORT-TERM INVESTMENT – 2.25%
Money Market Mutual Fund – 2.25%
Dreyfus Treasury & Agency Cash Management Fund	73,731	73,731

Total Short-Term Investment (Cost $73,731)		73,731

TOTAL VALUE OF SECURITIES – 99.18% (Cost $3,180,796)	3,248,757
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES – 0.82%	26,754

NET ASSETS APPLICABLE TO 322,054 SHARES OUTSTANDING – 100.00%	$3,275,511

†	Non income producing security.
«	Includes $31,405 cash pledged as collateral for futures contracts and foreign currency valued at $5,698 with a cost of $5,610.

The futures contracts were outstanding at June 30, 2012: 1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	E-mini S&P 500 Index	$(459,909)	$(474,740)	9/22/12	$(14,831)
(1)	Euro Currency	(155,959)	(158,350)	9/20/12	(2,391)
(8)	Euro Stoxx 50 Index	(215,771)	(228,197)	9/25/12	(12,426)

		$(831,639)			$(29,648)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF – Exchange-Traded Fund

SPDR – Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2030 Fund – 1

PresidentialSM Protected Profile 2030 Fund

Notes (Unaudited)

June 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – PresidentialSM Protected Profile 2030 Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the Exchange is open. Determination of the NAV’s of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,193,638

Aggregate unrealized appreciation	$87,857
Aggregate unrealized depreciation	(32,738)

Net unrealized appreciation	$55,119

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

PresidentialSM Protected Profile 2030 Fund – 2

PresidentialSM Protected Profile 2030 Fund

Notes (continued)

June 30, 2012

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or othermarket-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Investment Companies	$3,175,026
Short-Term Investment	73,731

Total	$3,248,757

Futures Contracts	$(29,648)

There were no Level 3 securities at the end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside equity market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

PresidentialSM Protected Profile 2030 Fund – 3

PresidentialSM Protected Profile 2030 Fund

Notes (continued)

June 30, 2012

4. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2030 Fund – 4

PresidentialSM Protected Profile 2040 Fund

Schedule of Investments (Unaudited)

June 30, 2012

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES – 96.37%
Commodity Fund – 2.84%
†iShares S&P GSCI Commodity Indexed Trust	2,423	$73,756

		73,756

Equity Funds – 48.21%
iShares Russell 2000 Index Fund	1,270	101,155
iShares S&P MidCap 400 Index Fund	1,575	148,255
SPDR® S&P 500 ETF	7,351	1,001,721

		1,251,131

Fixed Income Fund – 12.20%
Vanguard Total Bond Market ETF	3,752	316,594

		316,594

International Equity Funds – 30.31%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,630	74,981
Vanguard MSCI EAFE ETF	15,373	485,326
Vanguard MSCI Emerging Markets ETF	3,147	125,723

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard Total World Stock ETF	2,203	$100,699

		786,729

International Fixed Income Fund – 2.81%
SPDR® Barclays Capital International Treasury Bond ETF	1,232	72,860

		72,860

Total Unaffiliated Investment Companies (Cost $2,423,121)		2,501,070

SHORT-TERM INVESTMENT – 3.20%
Money Market Mutual Fund – 3.20%
Dreyfus Treasury & Agency Cash Management Fund	82,947	82,947

Total Short-Term Investment (Cost $82,947)		82,947

TOTAL VALUE OF SECURITIES – 99.57% (Cost $2,506,068)	2,584,017
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES – 0.43%	11,157

NET ASSETS APPLICABLE TO 254,885 SHARES OUTSTANDING – 100.00%	$2,595,174

†	Non income producing security.
«	Includes $31,330 cash pledged as collateral for futures contracts and foreign currency valued at $6,409 with a cost of $6,310.

The following futures contracts were outstanding at June 30, 2012: 1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	E-mini S&P 500 Index	$(457,496)	$(474,740)	9/22/12	$(17,244)
(1)	Euro Currency	(155,922)	(158,350)	9/20/12	(2,428)
(9)	Euro Stoxx 50 Index	(241,143)	(256,721)	9/25/12	(15,578)

		$(854,561)			$(35,250)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF – Exchange-Traded Fund

SPDR – Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2040 Fund – 1

PresidentialSM Protected Profile 2040 Fund

Notes (Unaudited)

June 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – PresidentialSM Protected Profile 2040 Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the Exchange is open. Determination of the NAV’s of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,519,878

Aggregate unrealized appreciation	$94,349
Aggregate unrealized depreciation	(30,210)

Net unrealized appreciation	$64,139

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

PresidentialSM Protected Profile 2040 Fund – 2

PresidentialSM Protected Profile 2040 Fund

Notes (continued)

June 30, 2012

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or othermarket-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Investment Companies	$2,501,070
Short-Term Investment	82,947

Total	$2,584,017

Futures Contracts	$(35,250)

There were no Level 3 securities at the end of the period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside equity market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

PresidentialSM Protected Profile 2040 Fund – 3

PresidentialSM Protected Profile 2040 Fund

Notes (continued)

June 30, 2012

4. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2040 Fund – 4

PresidentialSM Protected Profile 2050 Fund

Schedule of Investments (Unaudited)

June 30, 2012

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES – 93.80%
Commodity Fund – 2.75%
†iShares S&P GSCI Commodity Indexed Trust	2,029	$61,763

		61,763

Equity Funds – 50.42%
iShares Russell 2000 Index Fund	1,593	126,882
iShares S&P MidCap 400 Index Fund	1,320	124,252
SPDR® S&P 500 ETF	6,460	880,304

		1,131,438

Fixed Income Fund – 2.72%
Vanguard Total Bond Market ETF	724	61,091

		61,091

International Equity Funds – 37.91%
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,202	62,779

	Number of Shares	Value (U.S.$)
UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard MSCI EAFE ETF	18,284	$577,226
Vanguard MSCI Emerging Markets ETF	3,166	126,482
Vanguard Total World Stock ETF	1,844	84,289

		850,776

Total Unaffiliated Investment Companies (Cost $2,025,089)		2,105,068

SHORT-TERM INVESTMENT – 4.52%
Money Market Mutual Fund – 4.52%
Dreyfus Treasury & Agency Cash Management Fund	101,543	101,543

Total Short-Term Investment (Cost $101,543)		101,543

TOTAL VALUE OF SECURITIES – 98.32% (Cost $2,126,632)	2,206,611
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES – 1.68%	37,634

NET ASSETS APPLICABLE TO 221,905 SHARES OUTSTANDING – 100.00%	$2,244,245

†	Non income producing security.
«	Includes $31,246 cash pledged as collateral for futures contracts and foreign currency valued at $7,122, with a cost of $7,019.

The following futures contracts were outstanding at June 30, 2012: 1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	E-mini S&P 500 Index	$(458,659)	$(474,740)	9/22/12	$(16,081)
(2)	Euro Currency	(314,382)	(316,700)	9/20/12	(2,318)
(10)	Euro Stoxx 50 Index	(267,609)	(285,246)	9/25/12	(17,637)

		$(1,040,650)			$(36,036)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Summary of Abbreviations:

ETF – Exchange-Traded Fund

SPDR – Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2050 Fund – 1

PresidentialSM Protected Profile 2050 Fund

Notes (Unaudited)

June 30, 2012

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – PresidentialSM Protected Profile 2050 Fund (Fund).

Security Valuation – Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the Exchange is open. Determination of the NAV’s of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates –The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,135,581

Aggregate unrealized appreciation	$97,335
Aggregate unrealized depreciation	(26,305)

Net unrealized appreciation	$71,030

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

PresidentialSM Protected Profile 2050 Fund – 2

PresidentialSM Protected Profile 2050 Fund

Notes (continued)

June 30, 2012

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or othermarket-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

Level 1
Investment Companies	$2,105,068
Short-Term Investment	101,543

Total	$2,206,611

Futures Contracts	$(36,036)

There were no Level 3 securities at the end of the period.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside equity market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

PresidentialSM Protected Profile 2050 Fund – 3

PresidentialSM Protected Profile 2050 Fund

Notes (continued)

June 30, 2012

4. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2050 Fund – 4

Item 2.	Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	August 22, 2012

By:	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	August 22, 2012